INCOME TAXES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES [Abstract]
Carry forward tax losses		$ 13,083	$ 7,735
Less valuation allowance		(13,083)	(7,735)
Deferred income taxes
Income tax rate		24.00%	25.00%	26.50%
Tax rate in 2018 and thereafter		23.00%
Taxes on income		$ 6	$ 8
Minimum [Member]
INCOME TAXES [Abstract]
Income tax rate		21.00%
Reduction in income tax rate		7.50%
Maximum [Member]
INCOME TAXES [Abstract]
Income tax rate		35.00%
Reduction in income tax rate		9.00%
Company [Member]
INCOME TAXES [Abstract]
Operating loss carryforward		$ 54,500
Development Area A [Member]
INCOME TAXES [Abstract]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest of the Country [Member]
INCOME TAXES [Abstract]
Income tax rate	12.00%
Reduction in income tax rate	8.00%